Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Dec. 15, 2015	Oct. 02, 2015	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Development cost			$ 92,493	$ 40,600	$ 0
Common stock, shares authorized	320,000,000		320,000,000	320,000,000	30,000,000
Common stock, par value	$ 0.001	$ 0.0032	$ 0.001	$ 0.001	$ 0.001
Forward stock split description	11:1 forward stock split
Preferred stock, shares authorized	20,000,000		20,000,000	20,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Issuance of common stock		38,037,120
Exchange shares of common stock		10,000
Purchase of common stock shares		107,261,000
Aggregate value		$ 345,000